CONDENSED STATEMENTS OF CHANGES IN TEMPORARY EQUITY AND STOCKHOLDERS’ DEFICIT - USD ($) $ in Thousands	Total	Series F preferred stocks	Common Stock	Treasury Stock	Additional Paid-in Capital	Accumulated Deficit
Beginning balance (in shares) at Dec. 31, 2018	45,476,809
Beginning balance at Dec. 31, 2018	$ 48,001
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of Series F preferred stocks, net of issuance cost (in shares)		9,628,964
Issuance of Series F preferred stocks, net of issuance cost		$ 29,692
Accretion of carrying value to redemption value	$ 2,007
Ending balance (in shares) at Dec. 31, 2019	55,105,773	9,628,964
Ending balance at Dec. 31, 2019	$ 79,700
Balance (in shares) at Dec. 31, 2018			11,781,580	1,431,538
Balance at Dec. 31, 2018	(33,923)		$ 12	$ (1,629)	$ 4,578	$ (36,884)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion	(2,007)				(2,007)
Stock-based compensation	378				378
Stock options exercised (in shares)			160,261
Stock options exercised	99				99
Net loss	(7,334)					(7,334)
Balance (in shares) at Dec. 31, 2019			11,941,841	1,431,538
Balance at Dec. 31, 2019	(42,787)		$ 12	$ (1,629)	3,048	(44,218)
Increase (Decrease) in Temporary Equity [Roll Forward]
Accretion of carrying value to redemption value	$ 3,873
Ending balance (in shares) at Sep. 30, 2020	55,105,773
Ending balance at Sep. 30, 2020	$ 83,573
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion	(3,873)				(3,873)
Capital contribution	504				504
Stock-based compensation	457				457
Stock options exercised (in shares)			47,920
Stock options exercised	30				30
Net loss	(6,118)					(6,118)
Balance (in shares) at Sep. 30, 2020			11,989,761	1,431,538
Balance at Sep. 30, 2020	$ (51,787)		$ 12	$ (1,629)	166	(50,336)
Beginning balance (in shares) at Dec. 31, 2019	55,105,773	9,628,964
Beginning balance at Dec. 31, 2019	$ 79,700
Increase (Decrease) in Temporary Equity [Roll Forward]
Accretion of carrying value to redemption value	$ 7,297
Ending balance (in shares) at Dec. 31, 2020	55,105,773	9,628,964
Ending balance at Dec. 31, 2020	$ 86,997
Balance (in shares) at Dec. 31, 2019			11,941,841	1,431,538
Balance at Dec. 31, 2019	(42,787)		$ 12	$ (1,629)	3,048	(44,218)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion	(7,297)				(4,214)	(3,083)
Capital contribution	504				504
Stock-based compensation	584				584
Stock options exercised (in shares)			229,088
Stock options exercised	78				78
Net loss	(812)					(812)
Balance (in shares) at Dec. 31, 2020			12,170,929	1,431,538
Balance at Dec. 31, 2020	$ (49,730)		$ 12	$ (1,629)	0	(48,113)
Ending balance (in shares) at Dec. 31, 2020	55,105,773	9,628,964
Ending balance at Dec. 31, 2020	$ 86,997
Balance (in shares) at Dec. 31, 2020			12,170,929	1,431,538
Balance at Dec. 31, 2020	$ (49,730)		$ 12	$ (1,629)	0	(48,113)
Beginning balance (in shares) at Dec. 31, 2020	55,105,773	9,628,964
Beginning balance at Dec. 31, 2020	$ 86,997
Increase (Decrease) in Temporary Equity [Roll Forward]
Accretion of carrying value to redemption value	$ 52,993
Ending balance (in shares) at Sep. 30, 2021	55,105,773
Ending balance at Sep. 30, 2021	$ 139,990
Balance (in shares) at Dec. 31, 2020			12,170,929	1,431,538
Balance at Dec. 31, 2020	(49,730)		$ 12	$ (1,629)	0	(48,113)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion	(52,993)				(3,191)	(49,802)
Stock-based compensation	2,311				2,311
Stock options exercised (in shares)			2,101,592
Stock options exercised	882		$ 2		880
Net loss	(3,854)					(3,854)
Balance (in shares) at Sep. 30, 2021			14,272,521	1,431,538
Balance at Sep. 30, 2021	$ (103,384)		$ 14	$ (1,629)	0	(101,769)
Ending balance (in shares) at Sep. 30, 2021	55,105,773
Ending balance at Sep. 30, 2021	$ 139,990
Balance (in shares) at Sep. 30, 2021			14,272,521	1,431,538
Balance at Sep. 30, 2021	$ (103,384)		$ 14	$ (1,629)	$ 0	$ (101,769)